Stock-Based Plans - Restricted Stock, Restricted Stock Unit and Stock Option Activity, Terms and Significant Assumptions for Options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Stock-based plans
Shares available for future grant under the various stock plans (in shares) | shares	12,819,674
Restricted Stock or Restricted Stock Units
Restricted Stock or Restricted Stock Units activity
Outstanding as of beginning of year (in shares) | shares	1,032,363	938,308	868,521
Granted (in shares) | shares	402,783	553,415	556,323
Expired or cancelled (in shares) | shares	(48,005)	(16,298)	(30,484)
Vested/exercised (in shares) | shares	(453,677)	(443,062)	(456,052)
Outstanding as of end of year (in shares) | shares	933,464	1,032,363	938,308
Outstanding as of beginning of year, weighted average grant date fair value (in dollars per share) | $ / shares	$ 54.19	$ 63.62	$ 66.35
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	54.88	46.50	58.85
Cancelled, weighted average grant date fair value (in dollars per share) | $ / shares	51.58	54.26	64.74
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	59.89	64.55	62.92
Outstanding as of end of year, weighted average grant date fair value (in dollars per share) | $ / shares	$ 51.85	$ 54.19	$ 63.62
Restricted Stock or Restricted Stock Units | Corporate general and administrative expense
Stock-based plans
Recognized compensation expense | $	$ 21	$ 27	$ 31
Restricted stock units
Restricted Stock or Restricted Stock Units activity
Ratio of shares granted to available shares	3.0
Stock-based plans
Vesting period	3 years	3 years	3 years
Stock Options
Stock option activity
Outstanding as of beginning of year (in shares) | shares	4,481,381	3,971,526	3,173,008
Granted (in shares) | shares	1,103,817	662,001	963,288
Expired or cancelled (in shares) | shares	(285,434)	(63,229)	(118,356)
Vested/exercised (in shares) | shares	(229,808)	(88,917)	(46,414)
Outstanding as of end of year (in shares) | shares	5,069,956	4,481,381	3,971,526
Outstanding as of beginning of year (in dollars per share) | $ / shares	$ 60.45	$ 62.25	$ 62.92
Granted (in dollars per share) | $ / shares	55.35	46.07	59.05
Expired or cancelled (in dollars per share) | $ / shares	63.07	50.25	63.60
Exercised (in dollars per share) | $ / shares	40.82	41.13	38.25
Outstanding as of end of year (in dollars per share) | $ / shares	$ 60.08	$ 60.45	$ 62.25
Options exercisable (in shares) | shares	3,323,462
Options exercisable (in dollars per share) | $ / shares	$ 63.41
Remaining unvested options outstanding and expected to vest (in shares) | shares	1,694,099
Remaining unvested options outstanding and expected to vest (in dollars per share) | $ / shares	$ 53.75
Stock-based plans
Total intrinsic value of stock options exercised | $	$ 2	$ 1	$ 1
Balance of unamortized expense | $	$ 5
Weighted average period of recognition of unamortized expense	1 year 2 months 12 days
Term of stock-based award	10 years
Vesting period	3 years	3 years	3 years
Fair value on the grant date and the significant assumptions used in the Black-Scholes option-pricing model
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 14.23	$ 12.55
Expected life of options (in years)	5 years 9 months 18 days	6 years 1 month 6 days
Risk-free interest rate (as a percent)	2.30%	1.60%
Expected volatility (as a percent)	27.80%	32.40%
Expected annual dividend (in dollars per share) | $ / shares	$ 0.84	$ 0.84
Blend of historical and implied volatility	50.00%	50.00%
Stock Options | Corporate general and administrative expense
Stock-based plans
Recognized compensation expense | $	$ 13	$ 10	$ 15
Restricted shares
Restricted Stock or Restricted Stock Units activity
Ratio of shares granted to available shares	3.00
Stock-based plans
Fair value of restricted stock units and shares vested | $	$ 25	22	26
Balance of unamortized expense | $	$ 8
Weighted average period of recognition of unamortized expense	1 year 1 month 6 days
Performance-based VDI units
Restricted Stock or Restricted Stock Units activity
Ratio of shares granted to available shares	3.00
Stock-based plans
Vesting period	3 years
Performance-based VDI units | Corporate general and administrative expense
Stock-based plans
Recognized compensation expense | $	$ 8	$ 8	$ 11
Performance-based VDI units | Executives
Restricted Stock or Restricted Stock Units activity
Granted (in shares) | shares	249,204	296,052	430,970